LEASE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Lease liabilities [abstract]
Disclosure of detailed information about lease liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

SEPTEMBER 30, 2024
Balance, September 30, 2023	$4,564
Lease additions	1,384
Lease payments	(1,240)
Lease disposal	(590)
Interest expense on lease liabilities	252
Balance, September 30, 2024	4,370
Current portion (included in other liabilities)	(1,026)
Long-term portion	$3,344

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease liabilities
The undiscounted contractual payments relating to the current and future lease liabilities is:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Less than 1 year	$1,266	$1,251
1 to 2 years	691	1,081
2 to 3 years	648	503
3 to 4 years	661	459
4 to 5 years	618	461
Thereafter	1,531	1,944
Total	$5,415	$5,699